INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Inventory [Line Items]
Raw materials	$ 23,469	$ 18,307
Work in progress	12,165	17,561
Finished goods	12,278	12,342
Inventories	$ 47,912	$ 48,210